AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Shares	Value
Common Stocks - 93.7%
Communication Services - 6.0%
Alphabet, Inc., Class A (United States)	5,443	$1,044,512
Charter Communications, Inc., Class A (United States)*	2,978	802,154

Total Communication Services		1,846,666
Consumer Discretionary - 12.9%
Amadeus IT Group, S.A. (Spain)	15,802	1,268,803
Amazon.com, Inc. (United States)*	8,517	1,993,915
Cie Financiere Richemont, S.A. (Switzerland)	1,772	289,326
Hilton Worldwide Holdings, Inc. (United States)	1,400	375,312

Total Consumer Discretionary		3,927,356
Consumer Staples - 9.1%
Diageo PLC (United Kingdom)	48,848	1,183,957
Unilever PLC (United Kingdom)	27,205	1,590,258

Total Consumer Staples		2,774,215
Financials - 9.6%
Aon PLC, Class A (United Kingdom)	3,571	1,270,240
The Charles Schwab Corp. (United States)	3,316	324,073
Intercontinental Exchange, Inc. (United States)	3,570	659,843
Mastercard, Inc., Class A (United States)	1,177	666,735

Total Financials		2,920,891
Health Care - 16.2%
Becton Dickinson & Co. (United States)	5,499	980,197
Bio-Rad Laboratories, Inc., Class A (United States)*	1,776	429,703
Elevance Health, Inc. (United States)	1,965	556,252
Thermo Fisher Scientific, Inc. (United States)	2,160	1,010,189
UnitedHealth Group, Inc. (United States)	5,460	1,362,598
	Shares	Value

Zoetis, Inc. (United States)	4,098	$597,447

Total Health Care		4,936,386
Industrials - 23.1%
Airbus SE (France)	8,975	1,804,470
Canadian Pacific Kansas City, Ltd. (Canada)	17,542	1,290,214
Safran, S.A. (France)	5,346	1,762,851
Siemens AG (Germany)	2,500	636,758
Vinci, S.A. (France)	11,340	1,575,227

Total Industrials		7,069,520
Information Technology - 16.8%
ASML Holding, N.V. (Netherlands)	464	321,586
Dassault Systemes SE (France)	25,821	848,253
Microsoft Corp. (United States)	5,192	2,769,932
Salesforce, Inc. (United States)	4,679	1,208,726

Total Information Technology		5,148,497

Total Common Stocks (Cost $26,342,823)		28,623,531
Short-Term Investments - 6.4%
Other Investment Companies - 6.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%[1]	784,486	784,486
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.28%[1]	1,176,728	1,176,728

Total Short-Term Investments (Cost $1,961,214)		1,961,214
Total Investments - 100.1% (Cost $28,304,037)		30,584,745
Other Assets, less Liabilities - (0.1)%		(24,701)
Net Assets - 100.0%		$30,560,044

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$1,290,214	$5,779,306	—	$7,069,520
Information Technology	3,978,658	1,169,839	—	5,148,497
Health Care	4,936,386	—	—	4,936,386
Consumer Discretionary	2,369,227	1,558,129	—	3,927,356
Financials	2,920,891	—	—	2,920,891
Consumer Staples	—	2,774,215	—	2,774,215
Communication Services	1,846,666	—	—	1,846,666
Short-Term Investments
Other Investment Companies	1,961,214	—	—	1,961,214
Total Investments in Securities	$19,303,256	$11,281,489	—	$30,584,745

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2025, was as follows:
Country	% of Long-Term Investments
Canada	4.5
France	20.9
Germany	2.2
Netherlands	1.1
Spain	4.5
Switzerland	1.0
United Kingdom	14.1
United States	51.7
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.